Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 857,529	$ 4,749,842	$ 4,119,608
Accounts receivable, net		167,963	216,352	357,639
Inventories		7,443,649	7,429,293	3,427,861
Deferred offering cost		1,222,960	1,060,960	365,973
Prepayments and other current assets, net		1,516,017	1,213,818	412,218
Total current assets		11,219,118	14,681,265	8,694,299
Non-current assets:
Property, plant and equipment, net		1,233,082	1,551,063	786,532
Right-of-use assets		1,165,931	2,660,535	1,612,129
Deferred tax assets		427,758	259,448	175,974
Other non-current assets		246,240	263,250	246,240
Total non-current assets		3,073,011	4,734,296	2,820,875
Total assets		14,292,129	19,415,561	11,515,174
Current liabilities:
Accounts payable		1,332,204	2,617,733	138,548
Taxes payable		22,184	27,989	674,587
Operating lease liabilities, current		1,129,768	1,041,197	502,498
Advance from customers		3,566,426	4,949,717	1,842,703
Accrued expenses and other current liabilities		580,793	1,348,941	395,102
Total current liabilities		10,516,173	14,812,553	8,126,651
Non-current liabilities:
Operating lease liabilities, non-current		206,470	1,623,876	1,083,361
Total non-current liabilities		206,470	1,623,876	1,083,361
Total liabilities		10,722,643	16,436,429	9,210,012
Shareholders’ equity:
Subscription receivable	[1]			(2,000)
Additional paid-in capital		579,544	579,544	769,544
Retained earnings		2,987,942	2,397,588	1,535,618
Total shareholders’ equity		3,569,486	2,979,132	2,305,162
Total liabilities and equity		14,292,129	19,415,561	11,515,174
Class A Common Stock
Shareholders’ equity:
Common stock, value	[1]	763	763	763
Class B Common Stock
Shareholders’ equity:
Common stock, value	[1]	1,237	1,237	1,237
Related Parties
Current assets:
Amounts due from related parties		11,000	11,000	11,000
Current liabilities:
Amounts due to related parties		$ 3,884,798	$ 4,826,976	$ 4,573,213

[1]	The shares data is presented on a retroactive basis to reflect the reorganization (Note 1).